Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. In addition, no stock options or other option-like instruments have been granted by our Company, and we have no plans to grant stock options or other option-like instruments.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information.